Loans Receivable (Details) (USD $)	12 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Real Estate Secured	Dec. 31, 2010 Real Estate Secured	Dec. 31, 2011 Other Secured	Dec. 31, 2010 Other Secured	Apr. 30, 2011 Genesis HealthCare Loans	Dec. 31, 2010 Genesis HealthCare Loans	Sep. 30, 2010 Genesis Senior Loans	Dec. 31, 2011 Genesis Senior Loans Maximum	Dec. 31, 2011 Genesis Senior Loans Minimum	Oct. 31, 2010 Genesis Mezzanine participation loan	Dec. 31, 2011 Genesis Mezzanine participation loan	Sep. 30, 2011 Cirrus Health senior secured loan	Dec. 31, 2009 Cirrus Health senior secured loan	Apr. 30, 2009 Cirrus Health senior secured loan	Dec. 31, 2011 Cirrus Health senior secured loan	Dec. 31, 2010 Cirrus Health senior secured loan	Dec. 31, 2008 Cirrus Health senior secured loan Y	Dec. 31, 2007 HCR ManorCare, mezzanine loan	Dec. 31, 2011 HCR ManorCare, mezzanine loan	Dec. 31, 2010 HCR ManorCare, mezzanine loan	Apr. 30, 2011 HCR ManorCare, Inc.	Jan. 31, 2011 HCR ManorCare, participation in first mortgage debt	Aug. 31, 2009 HCR ManorCare, participation in first mortgage debt	Dec. 31, 2011 HCR ManorCare, participation in first mortgage debt	Dec. 31, 2010 HCR ManorCare, participation in first mortgage debt
Loans receivable:
Mezzanine	$ 90,148,000	$ 1,144,485,000				$ 90,148,000	$ 1,144,485,000
Other	35,643,000	1,030,454,000		35,643,000	1,030,454,000
Unamortized discounts, fees and costs	(2,128,000)	(168,676,000)		(1,040,000)	(107,549,000)	(1,088,000)	(61,127,000)
Allowance for loan losses	(13,410,000)	(3,397,000)				(13,410,000)	(3,397,000)											(13,410,000)	(3,397,000)
Loan receivable, extension period of option (in years)																				1
Loans receivable, fees earned as compensation for extension																	1,100,000
Provision for loan loss															15,400,000	4,300,000
Loans receivable, net reported amount									293,000,000						75,700,000			75,700,000	93,100,000
Principal repayments on loans receivable and direct financing leases	303,941,000	63,953,000	10,952,000															2,100,000	1,900,000
Interest income recognized																			11,700,000
Reconciliation of beginning and ending allowance for loan losses
Balance at the beginning of the period	3,397,000					13,410,000	3,397,000											3,397,000
Additions																		10,013,000
Balance at the end of the period	13,410,000	3,397,000				13,410,000	3,397,000											13,410,000	3,397,000
Additions related to accrued interest receivable															5,400,000
Loans receivable, net	110,253,000	2,002,866,000		34,603,000	922,905,000	75,650,000	1,079,961,000																953,000,000				1,080,000,000	639,000,000
Loans receivable purchased, face or par value										278,000,000			50,000,000								1,000,000,000				360,000,000	720,000,000
Loans receivable purchased, discount																					100,000,000					130,000,000
Loan receivable purchased, acquisition cost										250,000,000			40,000,000								900,000,000					590,000,000
Debt instrument, variable rate basis											LIBOR (subject to a current floor increasing to 2.5% by maturity)	LIBOR (subject to a current floor of 1.5%)		LIBOR								one-month London Interbank Offered Rate ("LIBOR")					LIBOR
Debt instrument, basis spread on variable rate (as a percent)											5.75%	4.75%		7.50%								4.00%					1.25%
Additional interest income as a result of extinguishment of loans								34,800,000																23,000,000
Termination fee														2,300,000
Proceeds from repayment								$ 330,400,000